Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets [abstract]
Property, plant and equipment	$ 10,685	$ 10,782
Right-of-use assets	1,582	1,570
Goodwill	26,767	25,567
Intangible assets other than goodwill	42,074	29,411
Investments in associated companies	69	98
Deferred tax assets	5,277	5,438
Financial assets	2,302	2,348
Other non-current assets	5,926	5,275
Total non-current assets	94,682	80,489
Current assets [abstract]
Inventories	6,220	6,269
Trade receivables	9,636	8,937
Income tax receivables	218	205
Marketable securities, time deposits and derivative financial instruments	74	155
Cash and cash equivalents	7,616	11,435
Other current assets	3,587	3,459
Total current assets	27,351	30,460
Total assets	122,033	110,949
Equity [abstract]
Share capital	736	766
Treasury shares	(49)	(50)
Reserves	40,855	45,414
Equity attributable to Novartis AG shareholders	41,542	46,130
Non-controlling interests	404	419
Total equity	41,946	46,549
Non-current liabilities [abstract]
Financial debts	37,489	27,935
Lease liabilities	1,663	1,657
Deferred tax liabilities	5,292	3,397
Provisions and other non-current liabilities	3,895	4,133
Total non-current liabilities	48,339	37,122
Current liabilities [abstract]
Trade payables	4,258	4,456
Financial debts and derivative financial instruments	9,588	5,602
Lease liabilities	274	263
Current income tax liabilities	2,312	1,969
Provisions and other current liabilities	15,316	14,988
Total current liabilities	31,748	27,278
Total liabilities	80,087	64,400
Total equity and liabilities	$ 122,033	$ 110,949